Strategic Collaboration Agreement and a Software License Agreement (Details)	3 Months Ended
Dec. 31, 2024 USD ($)
Strategic Collaboration Agreements And ASoftware License Agreement Policy Abstract
Total payment of advance royalties	$ 9,890,000
Initial payment of received	5,000,000
Subsequent payment received	3,000,000
Contingent upon execution of client contract	$ 1.89